UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 2, 2002
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     155

Form 13F Information Table Value Total:     $419,735,299

List of Other Included Managers:            None

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
                          Jensen Investment Management
                                 March 31, 2002

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
3M Company                                 Common      88579y101        11,220,146         97,558
AG-Bag Intl LTD                            Common      001077106               150            500
AOL Time Warner Inc.                       Common      00184a105            25,306          1,070
Abbott Labs                                Common      002824100        18,203,177        346,068
Adobe Systems                              Common      00724F101         8,080,593        200,511
Advanced Pultrusion Technologies Inc       Common      00754n107                 -         10,000
Albertsons                                 Common      013104104           260,414          7,858
Alltel Corp                                Common      020039103           227,200          4,090
Alteon Inc                                 Common      02144g107             6,475          1,850
American Electric Power                    Common      025537101            23,045            500
American Intl Group                        Common      026874107           132,954          1,843
American Power Conversion                  Common      029066107         2,969,509        201,050
Amgen Inc                                  Common      031162100            23,872            400
Anheuser Busch                             Common      035229103           135,720          2,600
Applied Materials                          Common      038222105           173,664          3,200
Associates First Cap Corp                  Common      046008207                76          7,600
Atlantic Perm Svgs Bank No Stockholders    Common      048784102                 -          1,000
Auto Data Processing                       Common      053015103        15,787,849        270,943
Avaya Inc                                  Common      053499109               472             64
Avon Products                              Common      054303102           159,266          2,932
BMC Software                               Common      055921100             3,773            194
Bank of America                            Common      060505104            27,208            400
Bell South Corp                            Common      079860102            37,745          1,024
Bennett Environmental                      Common      081906109            80,550          5,000
Biomet Inc                                 Common      090613100            13,655            505
Boeing                                     Common      097023105           164,388          3,407
Breakwater Res Ltd  British Columbia       Common      106902307                10             50
Bristol Myers Squibb                       Common      110122108         1,655,312         40,882
Broadcom Corp                              Common      111320107             9,693            270
Brown-Forman                               Common      115637209            65,484            900
Certegy Inc                                Common      156880106         6,303,566        158,780
Check Point Software                       Common      M22465104            27,342            900
ChevronTexaco Corp.                        Common      166764100            95,867          1,062
Chiquita Brands Intl Inc                   Common      170032809            15,230            923
ChoicePoint Inc                            Common      170388102            23,328            405
Cisco Systems                              Common      17275R102            69,287          4,095
Clorox                                     Common      189054109        22,418,534        513,833
Coca-Cola                                  Common      191216100         3,088,984         59,108
Colgate Palmolive                          Common      194162103            68,580          1,200
Commodore Applied Technologies Inc         Common      202630109                11            100
Consolidated Edison                        Common      209115104           307,745          7,343
Costco Wholesale Corp                      Common      22160K105             3,979            100
DNP Select Income Fdinc                    Common      23325p104            56,400          5,000
Dell Computer                              Common      247025109            13,045            500
Dionex Corp                                Common      254546104         5,525,830        227,120
E.I. Du Pont                               Common      263534109             5,469            116
EMC Corp.                                  Common      268648102            12,337          1,035
Edison Intl                                Common      281020107            13,400            800
Elan PLC ADR                               Common      284131208             5,564            400

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Electronic Data Systems                    Common      285661104            17,397            300
Eli Lilly                                  Common      532457108           756,666          9,930
Emerson Electric                           Common      291011104        18,185,456        316,875
Equifax                                    Common      294429105        28,634,243        957,667
Exxon Mobil Corp                           Common      30231G102           457,059         10,428
Federal Natl Mortgage                      Common      313586109        14,174,307        177,445
Fifth Third Bancorp                        Common      316773100            15,183            225
Freddie Mac                                Common      313400301        16,308,270        257,350
GST Telecommunications                     Common      361942105                 -          2,000
Gannett                                    Common      364730101        15,072,670        198,064
Gap Inc                                    Common      364760108            13,942            927
Genentech Inc                              Common      368710406             7,568            150
General Electric                           Common      369604103        18,042,886        481,786
Genuine Parts                              Common      372460105           534,047         14,524
GlaxoSmithKline                            Common      37733w105           651,467         13,861
Global Crossing Ltd                        Common      G3921A100                11            100
H&R Block                                  Common      093671105            43,383            976
Heinz                                      Common      423074103         1,724,201         41,547
Home Depot                                 Common      437076102            23,090            475
Int'l Business Machines                    Common      459200101           223,184          2,146
Intel                                      Common      458140100         4,201,780        138,171
Interface Inc. Cl A                        Common      458665106             1,905            300
Interpublic Group                          Common      460690100            74,559          2,175
Intuit Inc                                 Common      461202103             1,918             50
J P Morgan Chase & Co                      Common      46625h100            24,955            700
JDS Uniphase Corp                          Common      46612jl01             1,382            235
Johnson & Johnson                          Common      478160104         1,596,341         24,578
Jones Apparel Group                        Common      480074103        23,159,443        662,645
Kellogg                                    Common      487836108            13,428            400
Kimberly Clark Corp                        Common      494368103            30,256            468
Kroger Co                                  Common      501044101            57,660          2,602
LandAmerica Financial                      Common      514936103           311,670          9,000
Lee Enterprises                            Common      523768109            60,885          1,650
MBNA Corp                                  Common      55262l100        23,833,367        617,925
Marsh & McLennan                           Common      571748102           190,869          1,693
Mattel                                     Common      577081102           180,058          8,640
McDonald's                                 Common      580135101           444,999         16,036
McKesson HBOC Inc                          Common      58155Q103             3,444             92
Mcdata Corp                                Common      580031201               437             37
Medicalogic Inc                            Common      584642102             1,100          5,000
Medtronic, Inc.                            Common      585055106         9,851,666        217,909
Merck                                      Common      589331107         9,741,960        169,190
Microsoft                                  Common      594918104         2,481,336         41,184
Morgan Stanley Dean Witter Discover & Co   Common      617446448            57,998          1,012
Mylan                                      Common      628530107           167,922          5,700
NIKE                                       Common      654106103           481,580          8,025
NetIQ Corp.                                Common      64115p102            22,509          1,033
New York Times Co.                         Common      650111107             4,786            100
Nokia Corp ADR                             Common      654902204            42,310          2,040
Nordson                                    Common      655663102           538,074         17,900
Nordstrom                                  Common      655664100             9,800            400
Novartis AG Sponsored ADR                  Common                            7,920            200
Ocean Pwr. Corp. - Restricted              Common      674869995             8,300         10,000
Omnicom Group                              Common      681919106        15,848,344        167,885

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Oracle Corp                                Common      68389X105            30,312          2,370
PMC Sierra                                 Common      69344f106             5,081            310
Paychex Inc.                               Common      704326107         2,807,948         70,747
Pepsico                                    Common      713448108           394,078          7,652
Pfizer                                     Common      717081103        21,511,858        541,315
Pharmacia Corp                             Common      71713U102           100,754          2,235
Plum Creek Timber Co                       Common      729251108            43,377          1,460
Procter & Gamble                           Common      742718109         4,313,509         47,880
Public Service Enterprise Group            Common      744573106            71,723          1,566
Putnam Premier Income Trust SBI            Common      746853100            30,300          5,000
Qualcomm Inc                               Common      747525103            98,350          2,615
Qwest Communications Intl Inc              Common      749121109             3,239            394
Red Hat Inc                                Common      756577102             6,237          1,100
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            27,648            427
Rite Aid Corp                              Common      767754104            12,110          3,500
Royal Dutch NY Reg                         Common      780257804           260,736          4,800
SBC Communications                         Common      78387G103            87,422          2,335
Sabre Holdings Corp                        Common      785905100            17,516            375
Safeco Corp                                Common      786429100            13,060            408
Sara Lee                                   Common      803111103        12,061,892        581,016
Schering-Plough                            Common      806605101           301,889          9,645
Schlumberger Ltd                           Common      806857108            23,528            400
Solutia, Inc.                              Common      834376105             3,236            372
Southern Company                           Common      842587107            16,636            628
StanCorp Finl Group Inc                    Common      852891100            53,350            970
Starbucks Corp                             Common      855244109            21,386            925
State Street Corp                          Common      857477103        28,493,841        514,515
Stryker Corp                               Common      863667101        22,520,586        373,290
Sun Microsystems                           Common      866810104             1,147            130
Supergen Inc.                              Common      868059106            16,830          3,000
Transamerica Income Shares                 Common      893506105            38,550          1,500
Tricon Global Restaurants                  Common      895953107             1,646             28
US Bancorp                                 Common      902973304           211,865          9,387
Union Pacific Corp                         Common      907818108            15,535            250
United Parcel Service                      Common      911312106             7,296            120
Universal Access Global Holdings Inc.      Common      91336m105             3,020          2,000
Verizon Communications                     Common      92343V104           176,794          3,835
Vodafone Group PLC                         Common      92857W100            18,430          1,000
WD-40 Company                              Common      929236107           314,543         10,443
WPS Resources                              Common      92931B106            14,553            369
Wal-Mart Stores                            Common      931142103           140,990          2,300
Walgreen                                   Common      931422109           817,895         20,870
Walt Disney Co                             Common      254687106             3,462            150
Washington Mutual Inc                      Common      939322103            12,424            375
Wells Fargo & Co                           Common      949746101            60,564          1,226
Wilmington Trust Corp                      Common      971807102           457,035          6,790
Wm. Wrigley Jr. Co                         Common      982526105           261,539          4,906
Wyeth                                      Common      983024100         1,381,604         21,045
XATA Corp                                  Common      983882309               412             84
XO Communications Inc                      Common      983764101            64,394        919,920
Xilinx Inc.                                Common      983919101            23,916            600
Zebra Technologies Corp                    Common      989207105        16,374,503        302,727
Zimmer Hldgs Inc.                          Common      98956p102           102,559          3,012
                                                                        ----------
Total Issues:  155                                                     419,735,299